Share-Based Compensation Plan - Restricted Stock Units Narrative (Details) - Restricted stock units - Incentive Plan 2017 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period (years)	3 years	3 years
Weighted-average volatility rate (percent)	84.10%
Risk-free interest rate	1.80%
Total unrecognized compensation cost	$ 7
Weighted-average period over which cost is expected to be recognized	1 year 9 months 18 days